Deficiency in Stockholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2019 $ / shares
Stock Price	$ 0.55
Exercise Price	$ 0.55
Canfield [Member]
Dividend yield	0.00%
Expected volatility	314.95%
Risk-free interest rate	1.58%
Expected life (years)	2 years